SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Line Items]
Security Deposit		$ 1,370
Severance Costs	$ 4,094	3,518	$ 3,022
Derivative, Gain (Loss) on Derivative, Net, Total	$ 849	230	(397)
Effective Income Tax Rate Reconciliation, Percent, Total	50.00%
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (11,167)	(11,679)
Options Strategies Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	26,336	9,250	33,270
Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	17,668	42,770	7,383
Options and Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	$ 0	$ 21,876	$ 25,772
Software Development [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years
Software Development [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years